Our capital and liquidity - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Nov. 16, 2021
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 11,071	$ 12,168
Liquidity risk | Credit facility due November 2026
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 7,500
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Weighted average maturity period	11 years	11 years
Bottom of range | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Percentage of underlying earnings	40.00%
Top of range | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Percentage of underlying earnings	60.00%